Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000222147
Shareholder Report [Line Items]
Fund Name	CCT Thematic Equity Fund
Class Name	Institutional Shares
Trading Symbol	THMEX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Institutional Shares of the CCT Thematic Equity Fund (the "Fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/chevychase/. You can also request this information by contacting us at 888-228-0002.
Additional Information Phone Number	888-228-0002
Additional Information Website	https://funddocs.filepoint.com/chevychase/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCT Thematic Equity Fund, Institutional Shares	$76	0.65%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

CCT Thematic Equity Fund uses an unconstrained strategy to seek opportunities created by secular trends over a multi-year time horizon. CCT believes there are long-term secular trends that stem from economic, demographic, scientific and technological changes that are powerful enough to influence corporate performance across multiple industries. The Fund seeks exposure to these tailwinds and the long-term capital appreciation they can provide.

Examples of themes:

• Rise of Purpose-Built Tech. For nearly 50 years, the performance and cost of computing technologies improved exponentially, as Moore’s Law predicted. As physical and economic challenges limit rapid growth, improvements will come from specialized, purpose-built solutions, rather than one-size-fits-all approaches.

• Advent of Molecular Medicine. After decades of promise, breakthroughs in genomics have changed the practice of medicine. Genomic sequencing technology, clinical knowledge and data analytics have converged to generate diagnostics and treatments specific to patients and diseases and will likely improve medical outcomes.

• End of Disinflationary Tailwinds. After four decades of declining interest rates and ten years of very low inflation, rates and inflation have returned to long-term norms. Sustainably higher levels of inflation and rates mark a notable shift in the global investment landscape and create investment opportunities.

• Opportunities Abound Abroad. U.S. equity markets have outperformed global equity markets since 2004. Recent structural reforms in fiscal, energy, industrial and capital-market policies are taking hold in several non-U.S. geographies, creating opportunities.

For the fiscal year ending July 31, 2026, the Fund returned 32.50% relative to the MSCI All Country World Index’s (“benchmark”) return of 22.11%. Since inception, the Fund has returned 15.16% relative to the benchmark return of 14.20%.

In late 2025, global equity markets were strong. Concerns over trade wars had begun to wane. As we entered 2026, these trends continued (strength in energy and international markets) until the start of the Iran conflict, which refocused investors on inflation, rates and risk. These trends reversed in the second quarter of 2026 as AI optimism and the tech trade regained momentum, and energy and defensive sectors cooled off.

In fiscal year 2026, the Fund’s largest active exposure was an underweight to the Information Technology sector, followed by an overweight to the Healthcare sector. Other active exposures included an overweight to the Energy sector, reflecting End of Disinflationary Tailwinds, and underweights in the Communication Services and Consumer Discretionary sectors.

Healthcare, Industrials and Financials were the largest contributors to returns. Information Technology, Real Estate and Consumer Staples were the largest detractors. Regionally, reflecting Opportunities Abound Abroad, we remain overweight Developed Europe and underweight Developed North America, both of which contributed to returns in the fiscal year due to stock selection. Regionally, Asia ex-Japan was a detractor due to our lack of ownership in certain markets.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	CCT Thematic Equity Fund, Institutional Shares	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†
Sep/20	$20,000,000	$20,000,000
Jul/21	$27,350,985	$25,936,191
Jul/22	$24,149,173	$23,217,045
Jul/23	$26,649,142	$26,214,413
Jul/24	$31,126,744	$30,675,737
Jul/25	$34,394,884	$35,545,342
Jul/26	$45,571,824	$43,404,341

Average Annual Return [Table Text Block]

Average Annual Total Returns as of July 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
CCT Thematic Equity Fund, Institutional Shares	32.50%	10.75%	15.16%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.11%	10.85%	14.20%

AssetsNet	$ 54,395,000
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$54,395	50	$-	24%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	1.2%
Denmark	1.4%
Belgium	2.1%
Sweden	2.2%
Netherlands	2.3%
Hong Kong	2.4%
United Kingdom	2.7%
Canada	3.9%
Switzerland	4.3%
France	4.7%
Spain	5.3%
Japan	6.0%
United States	57.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Illumina	3.7%
Cognex	3.7%
Banco Santander ADR	3.3%
Amazon.com	3.0%
Franco-Nevada	3.0%
Regeneron Pharmaceuticals	2.9%
NVIDIA	2.8%
SLB	2.7%
Shell PLC ADR	2.7%
FANUC	2.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-228-0002
Updated Prospectus Web Address	https://funddocs.filepoint.com/chevychase/